Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$2,538,447	$2,078,599	$2,413,720
Additions(1)	-	602,172	-
Depreciation	(172,332)	(142,324)	(198,291)
Modification of lease(2)	-	-	(136,830)
Balance, end of period	$2,366,115	$2,538,447	$2,078,599
(1)	In April 2022, the Company entered into a lease for its head office for a term of 5 years.
(2)	On December 31, 2021, the Company entered into a 99-year lease for the 1001 East Delavan facility in exchange for a one-time prepayment of $2.3 million. This long-term lease is treated as a lease modification of the current lease. This right-of-use asset is depreciated over 40 years. The lease for this right-of-use assets has been modified because of the prepayment as the Company has acquired the premises under a long-term lease.